Group entities	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Group entities	Group entities

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2023	December 31, 2022	December 31, 2021
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	NA
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	NA

Joint ventures
TI Africa Ltd	Hong Kong	equity	NA	NA	50.00%
TI Asia Ltd	Hong Kong	equity	NA	NA	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%

At December 31, 2023, the Group held 50% of the voting rights in Tankers Agencies (UK) Ltd but held 61% of the outstanding shares that participate in the result of the entity.

At December 31, 2023, the Group held 50% of the voting rights in Tankers International LLC but held 59% of the outstanding shares that participate in the result of the entity.

Euronav has acquired in 2022 the remaining 50% in TI Asia Ltd. and TI Africa Ltd. Euronav already had 50% in these 2 joint ventures which were then recorded as equity investees, and signed on June 7, 2022 a Share Sale and Purchase Agreement with the JV partner International Seaways, Inc. to take control over these 2 joint ventures by purchasing the remaining 50% of the shares. The 2 entities are fully consolidated as of June 7, 2022.

The Group holds 100% of the voting rights in all of its subsidiaries.